Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (30,934)	$ (20,041)	$ (19,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	532	147	138
Share based compensation	3,607	1,440	2,010
Revaluation of warrants	(5,259)	3,271	0
Deferred tax expense (benefit)	(11)	3	(9)
Other	0	134	0
Changes in operating assets and liabilities:
Account receivables	(629)	(85)	13
Other receivables and prepaid expenses	(2,059)	574	(578)
Other payables and accrued expenses	1,886	99	322
Account payables	(252)	63	(97)
Deferred revenue	(242)	260	5
Net cash used in operating activities	(33,361)	(14,135)	(17,304)
Cash flows from investing activities
Purchases of property and equipment	(188)	(420)	(177)
Short-term investments, net	12,800	(1,393)	10,263
Other long-term assets, net	33	(19)	(107)
Payments for business acquisitions, net of cash acquired	(9,965)	0	0
Net cash provided by (used in) investing activities	2,680	(1,832)	9,979
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares and warrants, net	0	19,967	2,709
Issuance of ordinary shares, net	223,732	0	0
Proceeds from exercise of share options	44	133	27
Net cash provided by financing activities	223,776	20,100	2,736
Net increase in cash and cash equivalents and short-term restricted cash equivalents	193,095	4,133	(4,589)
Cash and cash equivalents and Short-term restricted cash equivalents at the beginning of the year	14,984	10,851	15,440
Cash and cash equivalents and Short-term restricted cash equivalents as at end of the year	208,079	14,984	10,851
Non-cash activities:
Conversion of warrants to redeemable convertible preferred shares	10,896	0	0
Shares issued and to be issued related to the business acquisitions	33,816	0	0
Supplemental disclosures of cash flow information
Income taxes paid	$ 104	$ 69	$ 48